Stock-Based Compensation - Other Information Concerning Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Weighted average fair value of stock options granted	$ 1.56	$ 2.05	$ 1.66
Aggregate intrinsic value of stock options exercised	$ 161	$ 349	$ 2,786